Cover	Apr. 06, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38421
Entity Registrant Name	BIT DIGITAL, INC.
Entity Central Index Key	0001710350
Entity Address, Address Line One	33 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003